Commitments and Contingencies (Details)					1 Months Ended	12 Months Ended
	Oct. 03, 2022 shares	Aug. 10, 2022 USD ($)	May 01, 2021 shares	Nov. 01, 2020	Nov. 30, 2020	Dec. 31, 2022 USD ($)	Mar. 31, 2023 USD ($)	Jan. 12, 2023
Legal Proceedings
Other Commitments [Line Items]
Estimated litigation liability						$ 0	$ 1,400,000
Indemnities, Commitments and Guarantees | Executives
Other Commitments [Line Items]
Number of contingent employment agreements				2
Executive management severance period in the event of termination				6 months	6 months
Restricted stock units granted to executives in IPO | shares	705,090
Indemnities, Commitments and Guarantees | Independent contractors
Other Commitments [Line Items]
Cash compensation, percentage			50.00%	50.00%
Equity compensation, percentage			50.00%	50.00%
Indemnities, Commitments and Guarantees | Initial public offering | Executives
Other Commitments [Line Items]
Restricted stock units granted to executives in IPO | shares			443,269
Sales Agency Agreement
Other Commitments [Line Items]
Sales Agency Agreement term		1 year
Guaranteed payments expensed						$ 350,000
Sales Agency Agreement | Minimum
Other Commitments [Line Items]
Guaranteed minimum monthly payments		$ 502,500
Sales Agency Agreement | Maximum
Other Commitments [Line Items]
Sales Agency Agreement renewal term		5 years
Guaranteed minimum monthly payments		$ 667,500
Registration Rights Agreement | Minimum
Other Commitments [Line Items]
Common stock ownership threshold for parties subject to the Registration Rights Agreement						10.00%		10.00%